NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BlackRock Equity Dividend Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Company Fund
Fund	NVIT NS Partners International Focused Growth
NVIT Fidelity Institutional AM ® Emerging Markets	Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Putnam International Value Fund (formerly,
NVIT GQG US Quality Equity Fund (formerly, NVIT	NVIT Columbia Overseas Value Fund)
Calvert Equity Fund)	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT Victory Mid Cap Value Fund
NVIT Invesco Small Cap Growth Fund

Supplement dated June 20, 2025
to the Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)

1.
The supplement to the Prospectus dated April 30, 2025 (the “Supplement”), which contains information regarding pending name, subadviser, investment objective, strategy and investment policy changes to the NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund) (the “Fund”), is incorporated herein by reference. The Supplement is posted on the Fund’s website, https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds, or may be obtained from Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201, or by calling toll free 800-848-6331.

2.
At a special meeting of the shareholders of the Fund held on June 17, 2025 (the “Meeting”), the proposal to eliminate the Fund’s fundamental investment restriction regarding diversification of investments, so that the Fund may operate as a “non-diversified” investment company, was approved by the affirmative vote of more than 50% of the Fund’s outstanding securities. Consequently, each of the name, subadviser, investment objective, strategy and investment policy changes described in the Supplement is effective immediately.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE